MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Marketable Securities (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Marketable Securities [Line Items]
Shares received as a payment from client	$ 176,400	$ 184,800	$ 184,800
Marketable securities	208,025	184,800	184,800	0
MJ Holdings [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Marketable Securities [Line Items]
Marketable securities	$ 31,625		$ 0